Segment information (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Segment information [Line Items]
Administrative expenses		$ (52,074)	$ (42,054)	$ (34,170)
Geological and geophysical expenses		(13,951)	(7,694)	(10,282)
Unrealized gain (loss) on commodity risk management contracts		42,271	(13,300)	(3,068)
Depreciation		(92,240)	(74,885)	(75,774)
Share-based payment		(5,446)	(4,075)	(3,367)
Operating profit (loss)		256,492	78,996	(28,613)
Financial expenses		(39,321)	(53,511)	(36,229)
Financial income		3,059	2,016	2,128
Foreign exchange (loss) profit		(11,323)	(2,193)	13,872
Profit (Loss) before tax		208,907	25,308	(48,842)
Reportable segments [member]
Disclosure of Segment information [Line Items]
Operating netback		397,658	228,308	122,147
Administrative expenses		(48,028)	(38,937)	(32,323)
Geological and geophysical expenses		(19,074)	(13,595)	(11,503)
Adjusted EBITDA for reportable segments		330,556	175,776	78,321
Unrealized gain (loss) on commodity risk management contracts		42,271	(13,300)	(3,068)
Depreciation	[1]	(92,240)	(74,885)	(75,774)
Share-based payment		(5,446)	(4,075)	(3,367)
Impairment and write-off of unsuccessful exploration efforts		(21,407)	(5,834)	(25,702)
Others	[2]	2,758	1,314	977
Operating profit (loss)		256,492	78,996	(28,613)
Financial expenses		(39,321)	(53,511)	(36,229)
Financial income		3,059	2,016	2,128
Foreign exchange (loss) profit		(11,323)	(2,193)	13,872
Profit (Loss) before tax		$ 208,907	$ 25,308	$ (48,842)

[1]	Net of capitalized costs for oil stock included in Inventories.
[2]	Includes allocation to capitalized projects.